Restricted Cash Restricted Cash (Details) - CAD CAD in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of geographical areas [line items]
Current restricted cash and cash equivalents	CAD 95	CAD 84
Non-current restricted cash and cash equivalents	97	72
Peoples Republic of China
Disclosure of geographical areas [line items]
Restricted cash and cash equivalents	192	156
Current restricted cash and cash equivalents	95	84
Non-current restricted cash and cash equivalents	CAD 97	CAD 72